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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Lisa R. Lange
Chief Legal Officer & Chief Compliance Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Funds | September 30, 2015
Strategic Sector Premium Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 80.3%
Consumer Discretionary - 11.6%
CBS Corp., Class B	31,500	$1,256,850
Discovery Communications Inc., Class C *	53,500	1,299,515
Johnson Controls Inc. (A)	37,100	1,534,456
Nordstrom Inc. (A)	22,100	1,584,791
Priceline Group Inc./The * (A)	1,600	1,978,976
Starbucks Corp. (A)	13,600	773,024

		8,427,612
Consumer Staples - 9.0%
Costco Wholesale Corp. (A)	8,500	1,228,845
Diageo PLC, ADR (A)	10,100	1,088,679
General Mills Inc. (A)	15,500	870,015
JM Smucker Co./The (A)	16,300	1,859,667
Tyson Foods Inc., Class A (A)	34,900	1,504,190

		6,551,396
Energy - 10.2%
Apache Corp. (A)	26,400	1,033,824
Baker Hughes Inc.	31,000	1,613,240
Cameron International Corp. * (A)	34,300	2,103,276
EOG Resources Inc. (A)	14,200	1,033,760
Occidental Petroleum Corp. (A)	24,700	1,633,905

		7,418,005
Financials - 8.9%
American Tower Corp. (A)	8,000	703,840
PNC Financial Services Group Inc./The (A)	18,100	1,614,520
Progressive Corp./The (A)	29,500	903,880
State Street Corp. (A)	21,500	1,445,015
T. Rowe Price Group Inc. (A)	25,900	1,800,050

		6,467,305
Health Care - 12.1%
Agilent Technologies Inc. (A)	38,400	1,318,272
Biogen Inc. * (A)	4,700	1,371,507
Cerner Corp. * (A)	24,600	1,475,016
Express Scripts Holding Co. * (A)	17,400	1,408,704
Gilead Sciences Inc. (A)	8,500	834,615
McKesson Corp. (A)	5,200	962,156
Varian Medical Systems Inc. * (A)	18,500	1,364,930

		8,735,200
Industrials - 10.8%
Danaher Corp. (A)	11,500	979,915
Jacobs Engineering Group Inc. * (A)	27,800	1,040,554
PACCAR Inc. (A)	18,500	965,145
United Parcel Service Inc., Class B (A)	15,800	1,559,302
United Technologies Corp. (A)	24,300	2,162,457
W.W. Grainger Inc. (A)	5,200	1,118,052

		7,825,425

See accompanying Notes to Portfolios of Investments.

Madison Funds | September 30, 2015
Strategic Sector Premium Fund Portfolio of Investments (unaudited)

Information Technology - 15.1%
Apple Inc. (A)		20,500	2,261,150
EMC Corp. (A)		56,900	1,374,704
Linear Technology Corp. (A)		25,800	1,041,030
Microsoft Corp. (A)		37,200	1,646,472
Nuance Communications Inc. * (A)		53,000	867,610
Oracle Corp. (A)		39,300	1,419,516
PayPal Holdings Inc. * (A)		13,000	403,520
QUALCOMM Inc. (A)		35,500	1,907,415

			10,921,417
Telecommunication Service - 2.6%
Verizon Communications Inc.		42,500	1,849,175

Total Common Stocks ( Cost $66,950,992 )			58,195,535
INVESTMENT COMPANIES - 9.2%
Powershares QQQ Trust Series 1 (A)		20,500	2,086,080
SPDR Gold Shares * (A)		22,000	2,350,920
SPDR S&P 500 ETF Trust (A)		11,500	2,203,745

Total Investment Companies ( Cost $7,356,554 )			6,640,745
SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional U.S. Government Money Market Fund		1,032,418	1,032,418

Total Short-Term Investments ( Cost $1,032,418 )			1,032,418
		Contracts
PUT OPTION PURCHASED - 0.8%
S&P 500 Index, Put, Nov 2015, $1,900		105	594,300

Total Put Options Purchased ( Cost $453,965 )			594,300
		Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.7%
U.S. Treasury Bill (B) (C), 0.002%, 2/25/16		$7,000,000	6,999,356

Total U.S. Government and Agency Obligations ( Cost $6,999,943 )			6,999,356

TOTAL INVESTMENTS - 101.4% ( Cost $82,793,872 )			73,462,354
NET OTHER ASSETS AND LIABILITIES - 0.0%			17,349
TOTAL CALL & PUT OPTIONS WRITTEN - (1.4%)			(1,040,696)

TOTAL NET ASSETS - 100.0%			$72,439,007

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	Rate noted represents annualized yield at time of purchase.
(C)	All or a portion of these securities are segregated as collateral for put options written. As of September 30, 2015, the total amount segregated was $6,999,356.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | September 30, 2015
Strategic Sector Premium Fund Portfolio of Investments (unaudited)

Call Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
Agilent Technologies Inc.	166	November 2015	$42.50	$3,154
American Tower Corp.	80	January 2016	92.50	18,200
Apache Corp.	264	January 2016	52.50	13,860
Apple Inc.	100	October 2015	120.00	1,400
Apple Inc.	105	January 2016	120.00	38,588
Biogen Inc.	47	January 2016	330.00	50,760
Cameron International Corp.	155	January 2016	67.50	17,438
Cameron International Corp.	137	January 2016	70.00	8,562
Cerner Corp.	125	October 2015	65.00	1,562
Cerner Corp.	103	January 2016	65.00	17,510
Costco Wholesale Corp.	85	October 2015	145.00	18,573
Danaher Corp.	30	October 2015	87.50	2,100
Danaher Corp.	85	January 2016	87.50	26,988
Diageo PLC	101	October 2015	115.00	4,292
EMC Corp.	569	January 2016	25.00	64,866
EOG Resources Inc.	142	January 2016	77.50	54,670
Express Scripts Holding Co.	138	October 2015	87.50	2,415
Express Scripts Holding Co.	29	November 2015	87.50	2,958
Express Scripts Holding Co.	7	January 2016	87.50	1,267
General Mills Inc.	30	October 2015	57.50	975
General Mills Inc.	64	October 2015	60.00	384
General Mills Inc.	61	January 2016	57.50	9,241
Gilead Sciences Inc.	85	October 2015	115.00	595
Jacobs Engineering Group Inc.	94	January 2016	42.50	7,520
JM Smucker Co./The	54	October 2015	110.00	25,920
JM Smucker Co./The	109	October 2015	115.00	17,713
Johnson Controls Inc.	185	January 2016	43.00	31,450
Linear Technology Corp.	130	October 2015	42.00	10,400
Linear Technology Corp.	128	November 2015	42.00	16,960
McKesson Corp.	52	November 2015	220.00	1,430
Microsoft Corp.	27	October 2015	47.00	162
Microsoft Corp.	195	November 2015	44.00	36,660
Microsoft Corp.	150	January 2016	45.00	28,425
Nordstrom Inc.	160	October 2015	75.00	5,200
Nordstrom Inc.	61	January 2016	75.00	14,182
Nuance Communications Inc.	342	October 2015	18.00	1,710
Occidental Petroleum Corp.	247	November 2015	72.50	17,290
Oracle Corp.	133	December 2015	41.00	2,394
Oracle Corp.	155	January 2016	38.00	15,578
Oracle Corp.	105	January 2016	42.00	1,732
PACCAR Inc.	85	November 2015	67.50	425
PACCAR Inc.	65	February 2016	57.50	9,100
PACCAR Inc.	35	February 2016	62.50	1,487
PayPal Holdings Inc.	130	October 2015	35.00	1,625
PNC Financial Services Group Inc./The	54	November 2015	100.00	1,269
PNC Financial Services Group Inc./The	127	January 2016	95.00	24,448
Powershares QQQ Trust Series 1	205	November 2015	105.00	39,463
Priceline Group Inc./The	16	October 2015	1,225.00	60,240

See accompanying Notes to Portfolios of Investments.

Madison Funds | September 30, 2015
Strategic Sector Premium Fund Portfolio of Investments (unaudited)

Progressive Corp./The	295	November 2015	28.00	84,813
QUALCOMM Inc.	150	January 2016	57.50	23,850
SPDR Gold Shares	110	November 2015	112.00	10,285
SPDR S&P 500 ETF Trust	115	November 2015	200.00	21,103
Starbucks Corp.	136	October 2015	57.50	12,172
State Street Corp.	115	October 2015	75.00	1,610
State Street Corp.	100	January 2016	75.00	10,750
T. Rowe Price Group Inc.	65	January 2016	70.00	18,850
Tyson Foods Inc., Class A	83	October 2015	43.00	8,507
Tyson Foods Inc., Class A	153	October 2015	44.00	8,797
Tyson Foods Inc., Class A	63	November 2015	44.00	8,505
Tyson Foods Inc., Class A	50	January 2016	44.00	11,125
United Parcel Service Inc., Class B	158	October 2015	105.00	1,501
United Technologies Corp.	130	November 2015	95.00	11,700
United Technologies Corp.	42	January 2016	95.00	7,707
Varian Medical Systems Inc.	185	November 2015	85.00	6,475
W.W. Grainger Inc.	26	October 2015	230.00	1,430
W.W. Grainger Inc.	26	January 2016	220.00	20,150

Total Call Options Written ( Premiums received $1,837,118 )				$1,002,471

Put Options Written

Gilead Sciences Inc.	85	October 2015	100.00	35,275
Microsoft Corp.	100	October 2015	42.00	2,950

Total Put Options Written ( Premiums received $39,874 )				$38,225

Total Options Written, at Value ( Premiums received $1,876,992 )				$1,040,696

See accompanying Notes to Portfolios of Investments.

Madison Funds | September 30, 2015
Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Strategic Sector Premium Fund (the "Fund") values securities traded on a national securities exchange at their closing sale price, except for securities traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), which are valued at the NASDAQ official closing price ("NOCP"), and options, which are valued at the mean between the best bid and best ask price across all option exchanges. Debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Debt securities having longer maturities are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services approved by the Fund. Mutual funds are valued at their Net Asset Value ("NAV"). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

At times, the Fund maintains cash balances at financial institutions in excess of federally insured limits. The Fund monitors this credit risk and has not experienced any losses related to this risk.

2. Fair Value Measurements: The Fund has adopted Financial Accounting Standards Board ("FASB") applicable guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

·	Level 1 - unadjusted quoted prices in active markets for identical investments

·
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference date, etc.)

·	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value for the period ended September 30, 2015, maximized the use of observable inputs and minimized the use of unobservable inputs.

There were no transfers between classification levels during the period ended September 30, 2015. As of and during the period ended September 30, 2015, the Fund did not hold securities deemed as a Level 3.

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund's investments carried at fair value:

Madison Funds | September 30, 2015
Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

Description	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/15

Assets:[1]
Common Stocks	$58,195,535	$—	$—	$58,195,535
Investment Companies	6,640,745	—	—	6,640,745
Short-Term Investments	1,032,418	—	—	1,032,418
Put Options Purchased	594,300	—	—	594,300
U.S. Government and Agency Obligations	—	6,999,356	—	6,999,356
	$66,462,998	$6,999,356	$—	$73,462,354
Liabilities:
Written Options	$1,040,696	$—	$—	$1,040,696

1 Please see the Portfolio of Investments for a listing of all securities within each category.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a Fund's financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Fund and their effect:

	Asset Derivatives Fair Value		Liability Derivatives Fair Value
Derivatives not accounted for as hedging instruments		Derivatives not accounted for as hedging instruments
Equity contracts – Options purchased	$594,300	Equity contracts – Options written	$1,040,696

3. Federal Income Taxes: Information on the tax components of investments, excluding option contracts, as of September 30, 2015, is as follows:

Cost	$82,793,872
Gross appreciation	628,759
Gross depreciation	(9,960,277)
Net depreciation	$(9,331,518)

4. Discussion of Risks: Please see the Fund's prospectus for a complete discussion of risks associated with investing in the Fund.

Equity Risk. The value of the securities held by the Fund may decline due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Option Risk. There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no

Madison Funds | September 30, 2015
Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When the Fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. While the Fund's potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock.

Foreign Investment Risk. Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risks, as well as lower market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Mid-Cap Company Risk. Mid-Cap companies often are newer or less established companies than larger companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general.

Industry Concentration Risk. To the extent that the Fund makes substantial investments in a single industry, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors.

Fund Distribution Risk. In order to make regular quarterly distributions on its common shares, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment may not dictate such action. In addition, the Fund's ability to make distributions more frequently than annually from any net realized capital gains by the Fund is subject to the Fund obtaining exemptive relief from the Securities and Exchange Commission, which cannot be assured. To the extent the total quarterly distributions for a year exceed the Fund's net investment company income and net realized capital gain for that year, the excess will generally constitute a return of the Fund's capital to its common shareholders. Such return of capital distributions generally are tax-free up to the amount of a common shareholder's tax basis in the common shares (generally, the amount paid for the common shares). In addition, such excess distributions will decrease the Fund's total assets and may increase the Fund's expense ratio.

Financial Leverage Risk. The Fund is authorized to utilize leverage through the issuance of preferred shares and/ or the Fund may borrow or issue debt securities for financial leveraging purposes and for temporary purposes such as settlement of transactions. Although the use of any financial leverage by the Fund may create an opportunity for increased net income, gains and capital appreciation for common shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on securities purchased with financial leverage proceeds are greater than the cost of financial leverage, the Fund's return will be greater than if financial leverage had not been used. Conversely, if the income or gain from the securities purchased with such proceeds does not cover the cost of financial leverage, the return to the Fund will be less than if financial leverage had not been used. Financial leverage also increases the likelihood of greater volatility of the NAV and market price of, and dividends on, the common shares than a comparable portfolio without leverage.

Recent Market Developments Risk. Global and domestic financial markets have experienced periods of unprecedented turmoil. Recently, markets have witnessed more stabilized economic activity as expectations for an economic recovery increased. However, risks to a robust resumption of growth persist. Continuing uncertainty as to the status of the euro and European Monetary Union has created significant volatility in currency and financial markets generally. A return to unfavorable economic conditions or sustained economic slowdown could adversely impact the Fund's portfolio. Financial market conditions, as well as various social and political tensions in the United States and around the world, have contributed to increased market volatility and may have long-term effects on the United States and worldwide financial markets and cause further economic uncertainties or deterioration in the United States and worldwide. The Fund's Investment Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the United States and global economies and securities markets.

Cybersecurity Risk. The risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent

Madison Funds | September 30, 2015
Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

cyberattacks. Despite the various cyber protections utilized by the Fund, the Investment Adviser and other service providers, their systems, networks, or devices could potentially be breached. The Fund, its shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Fund cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the Fund.

Additional Risks. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Fund, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Fund.

Madison Funds | September 30, 2015
Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

Madison Funds | September 30, 2015
Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: /s/ Lisa R. Lange

Lisa R. Lange, Chief Compliance Officer

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank

Katherine L. Frank, Principal Executive Officer

Date:  November 23, 2015

By:  /s/ Greg Hoppe

Greg Hoppe, Principal Financial Officer

Date: November 23, 2015